SCHEDULE OF MOVEMENT OF PROVISION FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Receivables [Abstract]
Beginning balance of the period	¥ (7,710)	¥ (8,000)
Reversal of credit losses	414	253
Payments from the borrowers or other recoveries	(410)	(248)
Ending balance of the period	¥ (7,706)	¥ (7,995)